CAPITAL LEASES	12 Months Ended
Feb. 28, 2015
CAPITAL LEASES [Abstract]
CAPITAL LEASES

13. CAPITAL LEASES

        As at February 28, 2015 the Company has capital assets classified as Test Equipment with a cost value of $899, accumulated amortization of $92 and a net book value of $807. The amortization of these assets are included in the Company's depreciation expense and totaled $92 for the year ended February 28, 2015. Total future minimum lease payments under capital leases are $576 of which $62 is classified as long term.

        As at February 28, 2014 the Company had capital assets which were acquired as part of the microwave transport business of Nokia Siemens Networks classified as Test Equipment with a net book value of $500 and associated capital lease obligation of $1,795. These capital assets which were originally acquired as part of the NSN acquisition were fully amortized and the remaining obligation fully eliminated during the year ended February 28, 2015 [2014 Amortization – $2,113].

        There was no interest expense associated with the capital lease during the year ended February 28, 2015 [2014 – $98] and accretion expense of $55 [2014 – $222] for the year ended February 28, 2015.